Document and Entity Information	21 Months Ended
Sep. 30, 2012
Document and Entity Information
Entity Registrant Name	Kat Gold Holdings Corp.
Document Type	S-1
Document Period End Date	Sep 30, 2012
Amendment Flag	false
Entity Central Index Key	0001412126
Current Fiscal Year End Date	--12-31
Entity Common Stock, Shares Outstanding	464,477,833
Entity Filer Category	Smaller Reporting Company
Entity Current Reporting Status	Yes
Entity Voluntary Filers	No
Entity Well-known Seasoned Issuer	No
Document Fiscal Year Focus	2012
Document Fiscal Period Focus	FY

BALANCE SHEETS (USD $)	Sep. 30, 2012	Dec. 31, 2011	Sep. 30, 2011	Dec. 31, 2010
CURRENT ASSETS:
Cash	$ 18,760	$ 6,309
Security deposits	6,050	6,050		10,750
TOTAL CURRENT ASSETS	24,810	12,359		10,750
TOTAL ASSETS	24,810	12,359		10,750
CURRENT LIABILITIES
Due to related party	103,777
Outstanding checks in excess of bank balance			(71)	71
TOTAL CURRENT LIABILITIES	103,777			71
STOCKHOLDERS' EQUITY
Preferred stock
Common stock	464,489	298,645		163,645
Additional paid in capital	148,192,225	132,189,630		113,312,040
Deficit accumulated during the development stage	(148,735,680)	(132,475,916)		(113,465,006)
TOTAL STOCKHOLDERS' EQUITY	(78,967)	12,359		10,679
TOTAL LIABILITIES AND STOCKHOLDERS' EQUITY	$ 24,810	$ 12,359		$ 10,750

BALANCE SHEETS (Parenthetical) (USD $)	Sep. 30, 2012	Dec. 31, 2011	Dec. 31, 2010
Preferred stock, par value	$ 0.001	$ 0.001	$ 0.001
Preferred stock, shares authorized	5,000,000	5,000,000	5,000,000
Preferred stock, shares issued	0	0	0
Common stock, par value	$ 0.001	$ 0.001	$ 0.001
Common stock, shares authorized	500,000,000	500,000,000	500,000,000
Common stock, shares issued	464,477,833	298,644,500	163,644,500
Common stock, shares outstanding	464,477,833	298,644,500	163,644,500

STATEMENTS OF OPERATIONS (USD $)	3 Months Ended		9 Months Ended		12 Months Ended		73 Months Ended	82 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2012	Sep. 30, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2011	Sep. 30, 2012
REVENUES:
Sales
Cost of sales
Gross profit
EXPENSES:
Wages						121,299	121,299	121,299
Geologist and geophysicist						105,579	105,579	105,579
Accounting and legal	33,153		70,284	87,635	80,567	185,943	266,510	336,794
Office and other expenses	11,317		27,190	614	343	13,685	14,028	41,218
Vehicle expenses						6,692	6,692	6,692
Claim option expenses					30,000	22,500	52,500	52,500
Drilling and excavation	10,451		52,040			189,280	189,280	251,570
Travel and entertainment						16,429	16,429	16,429
Assay and related						66,649	103,599	103,599
Total expenses	54,720		159,764	88,249	110,910	728,056	875,916	1,035,680
Loss from operations	(54,720)		(159,764)	(88,249)	(110,910)	(728,056)	(875,916)	(1,035,680)
Impairment of mineral rights and properties purchased from related party			(16,100,000)		(18,900,000)		(18,900,000)	(35,000,000)
Impairment of Handcamp division property purchase						(112,700,000)	(112,700,000)	(112,700,000)
Total impairments			(16,100,000)		(18,900,000)	(112,700,000)	(131,600,000)	(147,700,000)
Loss before income taxes	(54,720)		(16,259,764)	(88,249)	(19,010,910)	(113,428,056)	(132,475,916)	(148,735,680)
Provision for income taxes
NET LOSS	$ (54,720)		$ (16,259,764)	$ (88,249)	$ (19,010,910)	$ (113,428,056)	$ (132,475,916)	$ (148,735,680)
Basic and fully diluted net loss per share	$ (0.0001)		$ (0.0429)	$ (0.0005)	$ (0.11)	$ (1.36)	$ (1.01)	$ (0.88)
Weighted average common shares outstanding	459,644,500	163,644,500	379,144,500	163,644,500	176,582,000	83,144,500	131,647,854	168,954,126

STATEMENT OF STOCKHOLDERS' DEFICIT (USD $)	Common Stock	Additional Paid-in Capital	Retained Deficit	Total
Beginning Balance, amount at Dec. 04, 2005	$ 2,645	$ 36,950	$ (36,950)	$ 2,645
Beginning Balance, shares at Dec. 04, 2005	2,644,500			2,644,500
Expenditures made by related party on Company's behalf		736,090		736,090
Purchase of Hancamp division property, shares	161,000,000			161,000,000
Purchase of Hancamp division property, value	161,000	112,539,000		112,700,000
Net loss for the period			(113,428,056)	(113,428,056)
Ending Balance, amount at Dec. 31, 2010	163,645	113,312,040	(113,465,006)	10,679
Ending Balance, shares at Dec. 31, 2010	163,644,500			163,644,500
Expenditures made by related party on Company's behalf		112,590		112,590
Purchase of mineral rights and properties from related party, shares	135,000,000			135,000,000
Purchase of mineral rights and properties from related party, value	135,000	18,765,000		18,900,000
Net loss for the period			(19,010,910)	(19,010,910)
Ending Balance, amount at Dec. 31, 2011	$ 298,645	$ 132,189,630	$ (132,475,916)	$ 12,359
Ending Balance, shares at Dec. 31, 2011	298,644,500			298,644,500

STATEMENTS OF CASH FLOWS (USD $)	9 Months Ended		12 Months Ended		73 Months Ended	82 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2011	Sep. 30, 2012
CASH FLOWS FROM OPERATING ACTIVITIES:
Net loss	$ (16,259,764)	$ (88,249)	$ (19,010,910)	$ (113,428,056)	$ (132,475,916)	$ (148,735,680)
Adjustments to reconcile net loss to net cash (used in) operations:
Recapitalization of equity due to reverse merger				2,645	2,645	2,645
Impairment of Handcamp estimated value				112,700,000	112,700,000	112,700,000
Impairment of mineral rights and properties purchased from related party	16,100,000		18,900,000		18,900,000	35,000,000
Changes in operating assets and liabilities:
Security deposits			4,700	(10,750)	(6,050)	(6,050)
Due to related party	103,777	38,457	4,700	(10,750)	(6,050)	142,234
Outstanding checks in excess of bank balance		7,353	(71)	71
NET CASH (USED IN) OPERATING ACTIVITIES	(55,987)	(42,439)	(106,281)	(736,090)	(879,321)	(896,851)
CASH FLOWS FROM FINANCING ACTIVITIES:
Capital contributions from related party	68,438	88,320	112,590	736,090	885,630	915,611
NET CASH PROVIDED BY FINANCING ACTIVITIES	68,438	88,320	112,590	736,090	885,630	915,611
NET INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS	12,451	45,881	6,309		6,309	18,760
CASH AND CASH EQUIVALENTS BEGINNING OF THE PERIOD	6,309
CASH AND CASH EQUIVALENTS END OF THE PERIOD	18,760	45,881	6,309		6,309	18,760
NON-CASH FINANCING ACTIVITIES:
Purchase of Handcamp property via issuance of shares				112,539,000	112,539,000
Purchase of KATX mineral rights and properties via issuance of shares			$ 18,900,000		$ 18,900,000

SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES	21 Months Ended
Sep. 30, 2012
Notes
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

NOTE 1 SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Business Activity

Kat Gold Holdings Corp. (the “Company”) was incorporated in the State of Nevada on June 6, 2007.  Following its acquisition of Handcamp on June 4, 2010, a gold property located in the Province of Newfoundland and Labrador, Canada (“Handcamp”), the Company changed its business model to that of a mineral acquisition, exploration and development company focused primarily on gold properties.  On August 26, 2010, the Company’s name was changed from Bella Viaggio, Inc. to Kat Gold Holdings Corp.  As of this annual report, the Company has not generated any revenues but has incurred expenses related to the drilling and exploration of Handcamp. The Company has commenced exploratory drilling operations on the Handcamp property and sent core samples obtained for analysis.  The Company is currently awaiting the results of these core samples.

The Company has not yet earned any revenue from operations. Accordingly, the Company’s activities have been accounted for as those of a “Development Stage Enterprise” as set forth in Financial Accounting Standards Board Statement ASC 915 (“FASB ASC 915”). Among the disclosures required by FASB ASC 915 are that the Company’s financial statements be identified as those of a development stage operation, and that the statements of operations, stockholders’ equity and cash flows disclose activity since the date of the Company’s inception.

Accounting Basis

The Company uses the accrual basis of accounting and accounting principles generally accepted in the United States of America (“GAAP” accounting). The Company has adopted a December 31 fiscal year end.

Use of Estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting periods. Actual results could differ from those estimates.

Cash and Cash Equivalents

For purposes of the Statements of Cash Flows, the Company considers highly liquid investments with an original maturity of three months or less to be cash equivalents.

Comprehensive Income (Loss)

The Company reports comprehensive income and its components following guidance set forth by section 220-10 of the FASB Accounting Standards Codification which establishes standards for the reporting and display of comprehensive income and its components in the consolidated financial statements. There were no items of comprehensive income (loss) applicable to the Company during the period covered in the financial statements.

Long-Lived Assets

The Company evaluates the recoverability of its fixed assets and other assets in accordance with section 360-10-15 of the FASB Accounting Standards Codification for disclosures about Impairment or Disposal of Long-Lived Assets. Disclosure requires recognition of impairment of long-lived assets in the event the net book value of such assets exceeds its expected cash flows. If so, it is considered to be impaired and is written down to fair value, which is determined based on either discounted future cash flows or appraised values. The Company adopted the statement on inception. No impairments of these types of assets were recognized during the three and nine months ended September 30, 2012 and 2011.

Risk and Uncertainties

The Company is subject to risks common to companies in the mining industry, including, but not limited to, litigation, development of new technological mining innovations and dependence on key personnel.

Advertising Costs

Advertising costs are expensed as incurred. The Company does not incur any direct-response advertising costs.

Income Taxes

Income taxes are computed using the asset and liability method.  Under the asset and liability method, deferred income tax assets and liabilities are determined based on the differences between the financial reporting and tax bases of assets and liabilities and are measured using the currently enacted tax rates and laws.  A valuation allowance is provided for the amount of deferred tax assets that, based on available evidence, are not expected to be realized. It is the Company’s policy to classify interest and penalties on income taxes as interest expense or penalties expense. As of September 30, 2012, there have been no interest or penalties incurred on income taxes.

Fair Value of Financial Statements

The Company’s financial instruments consist of cash and security deposits. The carrying amount of these financial instruments approximates fair value due to either length of maturity or interest rates that approximate prevailing market rates unless otherwise disclosed in these financial statements.

Loss Per Share

Net loss per common share is computed pursuant to section 260-10-45 of the FASB Accounting Standards Codification. Basic net loss per share is computed by dividing net loss by the weighted average number of shares of common stock outstanding during the period. Diluted net loss per share is computed by dividing net loss by the weighted average number of shares of common stock and potentially outstanding shares of common stock during each period. There were no potentially dilutive shares outstanding as of September 30, 2012 and 2011.

Recent Accounting Pronouncements

The Company has reviewed all recently issued, but not yet effective, accounting pronouncements and does not believe the future adoption of any such pronouncements will cause a material impact on its financial condition or the results of its operations.

The Company has reviewed all recently issued, but not yet effective, accounting pronouncements and does not believe the future adoption of any such pronouncements may be expected to cause a material impact on its consolidated financial condition or the consolidated results of its operations.

In July 2010, the FASB amended the requirements for Disclosures about the Credit Quality of Financing Receivables and the Allowance for Credit Losses. As a result of these amendments, an entity is required to disaggregate by portfolio segment or class certain existing disclosures and provide certain new disclosures about its financing receivables and related allowance for credit losses. The new disclosures as of the end of the reporting period are effective for the fiscal year ending December 31, 2010, while the disclosures about activity that occurs during a reporting period were effective for the first fiscal quarter of 2011. The adoption of this guidance did not impact the Company’s results of operations or financial position.

In January 2010, the FASB issued authoritative guidance regarding fair value measures and disclosures. The guidance requires disclosure of significant transfers between level 1 and level 2 fair value measurements along with the reason for the transfer. An entity must also separately report purchases, sales, issuances and settlements within the level 3 fair value roll forward. The guidance further provides clarification of the level of disaggregation to be used within the fair value measurement disclosures for each class of assets and liabilities and clarified the disclosures required for the valuation techniques and inputs used to measure level 2 or level 3 fair value measurements. This new authoritative guidance is effective for the Company in fiscal years beginning after December 15, 2010, and for interim periods within those fiscal years. The adoption of this guidance did not impact the Company’s results of operations or financial position.

In September 2011, the FASB issued ASU 2011-08 which provides an entity the option to first assess qualitative factors to determine whether it is necessary to perform the current two-step test for goodwill impairment.  If an entity believes, as a result of its qualitative assessment, that it is more-likely-than-not that the fair value of a reporting unit is less than its carrying amount, the quantitative impairment test is required.  Otherwise, no further testing is required. The revised standard is effective for annual and interim goodwill impairment tests performed for fiscal years beginning after December 15, 2011.  The Company does not expect that the adoption of this standard will have a material impact on the Company’s results of operations, cash flows or financial condition.

In December 2011, FASB issued Accounting Standards Update 2011-11, “Balance Sheet - Disclosures about Offsetting Assets and Liabilities” to enhance disclosure requirements relating to the offsetting of assets and liabilities on an entity's balance sheet. The update requires enhanced disclosures regarding assets and liabilities that are presented net or gross in the statement of financial position when the right of offset exists, or that are subject to an enforceable master netting arrangement. The new disclosure requirements relating to this update are retrospective and effective for annual and interim periods beginning on or after January 1, 2013. The update only requires additional disclosures, as such, the Company does not expect that the adoption of this standard will have a material impact on the Company’s results of operations, cash flows or financial condition.

SUPPLEMENTAL CASH FLOW INFORMATION	21 Months Ended
Sep. 30, 2012
Notes
SUPPLEMENTAL CASH FLOW INFORMATION

NOTE 2  SUPPLEMENTAL CASH FLOW INFORMATION

Supplemental disclosures of cash flow information for the nine months ended September 30, 2012 and 2011 are summarized as follows:

Cash paid during the years for interest and income taxes:

.	2012	2011
Income Taxes	$--	$--
Interest	$--	$--

GOING CONCERN AND UNCERTAINTY	21 Months Ended
Sep. 30, 2012
Notes
GOING CONCERN AND UNCERTAINTY

NOTE 3  GOING CONCERN AND UNCERTAINTY

The Company has suffered recurring losses from operations since inception. In addition, the Company has yet to generate an internal cash flow from its business operations. These factors raise substantial doubt as to the ability of the Company to continue as a going concern.

Management’s plans with regard to these matters encompass the following actions: 1) to raise financing to enable it to continue its locate, explore and develop mineral properties as well as to generate working capital, and 2) to sell mineral properties that it has located, explored and developed by attempting to enter into joint ventures with, or to sell interests in any property it manages to develop to, a major mining company. The Company’s continued existence is dependent upon its ability to resolve its lack of liquidity and begin generating profits in its current business operations. However, the outcome of management’s plans cannot be ascertained with any degree of certainty. The accompanying financial statements do not include any adjustments that might result from the outcome of these risks and uncertainties.

DEVELOPMENT STAGE RISK	21 Months Ended
Sep. 30, 2012
Notes
DEVELOPMENT STAGE RISK

NOTE 4  DEVELOPMENT STAGE RISK

Since its inception, the Company has been dependent upon the receipt of capital investment to fund its continuing activities. In addition to the normal risks associated with a new business venture, there can be no assurance that the Company’s business plan will be successfully executed. The Company’s ability to execute its business plan will depend on its ability to obtain additional financing and achieve a profitable level of operations. There can be no assurance that sufficient financing will be obtained. Further, the Company cannot give any assurance that it will generate substantial revenues or that its business operations will prove to be profitable.

MATERIAL EVENT (PURCHASE OF HANDCAMP PROPERTY)	21 Months Ended
Sep. 30, 2012
Notes
MATERIAL EVENT (PURCHASE OF HANDCAMP PROPERTY)

NOTE 5  MATERIAL EVENT (PURCHASE OF HANDCAMP PROPERTY)

During the year ended December 31, 2010, the Company acquired (the “Acquisition”) 100% of “Handcamp,” a gold property, from Kat Exploration, Inc. (“KATX”) in exchange for 161,000,000 shares of the Company’s common stock.

Under the terms of the agreement governing the Acquisition, the Company issued 65,000,000 shares of its common stock to KATX on September 4, 2010, and the remaining 96,000,000 shares of its common stock were issued to KATX on September 14, 2010.

The common shares were valued at $0.70 per share, the closing stock price on the date of the closing, resulting in recorded goodwill of 112,700,00.

MATERIAL CONTRACTS	21 Months Ended
Sep. 30, 2012
Notes
MATERIAL CONTRACTS

NOTE 6  MATERIAL CONTRACTS

KATX entered into a Diamond Drilling Contract dated February 24, 2010 in which Cabo Drilling (Atlantic) Corp. agreed to provide certain drilling services at the Handcamp property. The contract covered various rates, which in the opinion of management represented market value rates, for mobilization and demobilization, overburden penetration (pipe and casing), core drilling, surveys and tests, etc. A security deposit of approximately $10,000 was made prior to commencement of mobilization and services were provided under this contract from July through September 2010 and all such services were paid for by KATX on behalf of the Company as it acquired rights to the property in June 2010.

On November 23, 2011, the Company entered into an asset purchase agreement by and between the Company and KATX. The Company acquired 100% of the mineral rights that KATX then held in and to the mineral properties Rusty Ridge, Collier’s, North Lucky and South Lucky, from KATX solely in exchange for 135,000,000 shares of the Company’s common stock.

INCREASE IN AUTHORIZED COMMON SHARES, DESIGNATION OF PREFERRED SHARES AND NAME CHANGE	21 Months Ended
Sep. 30, 2012
Notes
INCREASE IN AUTHORIZED COMMON SHARES, DESIGNATION OF PREFERRED SHARES AND NAME CHANGE

NOTE 7  INCREASE IN AUTHORIZED COMMON SHARES, DESIGNATION OF PREFERRED SHARES AND NAME CHANGE

On July 7, 2010, the board of directors of the Company and shareholders owning a majority of its issued and outstanding shares of common stock of the Company voted to approve (i) an increase in its authorized common shares to 500,000,000 shares and (ii) a change in the Company’s name to Kat Gold Holdings Corp. to better reflect the nature of its operations. The Company’s articles of incorporation were amended accordingly on August 2, 2010.

On April 20, 2012, the Company designated 2,500,000 shares of “Series A Convertible Preferred Stock” and made the rights and preferences of such series and the limitations or restrictions thereon as follows;

1.     Rank. The Series A Preferred shall, with respect to rights on liquidation, rank equivalent to all classes of the common stock of the Company.

2.     Dividends. The holders of the Series A Preferred shall not be entitled to receive any dividends on their shares of Series A Preferred.

3.     Conversion.  The holders of the Series A Preferred shall have optional conversion rights as follows:

(a)   Right to Convert.  Each share of Series A Preferred shall be convertible, at the option of the holder thereof, into one (1) fully paid and non-assessable share of Common Stock at any time from and after the date the Corporation’s net profits exceed $1,000,000.

4.     Voting Rights.  On any matter presented to the stockholders of the Company for their action or consideration at any meeting of stockholders of the Company (or by written consent of the stockholders in lieu of a meeting), each holder of outstanding shares of Series A Preferred shall be entitled to cast twenty five (25) votes for each share of Series A Preferred held by such holder as of the record date for determining stockholders entitled to vote on such matter. Except as provided by law or by other provisions of the Company’s Certificate of Incorporation, holders of Series A Preferred shall vote together with holders of Common Stock as a single class.

On April 18, 2012, the Company executed a Securities Purchase Agreement (the “Purchase Agreement”) with Global Gold Incorporated, a corporation organized under the laws of the Province of British Columbia (“Global Gold”), and the shareholders of Global Gold (the “Sellers”), pursuant to which the Company acquired all of the issued and outstanding shares of the capital stock of Global Gold. The consideration that the Company paid (the “Purchase Price”) to the Sellers was an aggregate of 161,000,000 common shares of its common stock, of which 118,263,158 such common shares payable to Thomas Brookes and Matthew Sullivan, the principals of Global Gold, were placed in escrow and will be released in accordance with the terms of an escrow agreement. Matthew Sullivan then became the Company’s Chief Financial Officer. The transfer agent has not yet processed the 161,000,000 common shares as of the date of this filing but the Company is legally bound to deliver them as they are considered as issued and outstanding for legal and accounting purposes.

The 161,000,000common shares were valued at $0.10 per share, the closing stock price on the date of the closing, resulting in recorded goodwill of $11,600,000. The Company’s management, upon review, determined that such amount might not be fully recoverable due to future cash flows being an uncertainty and an adjustment to write down the property was recorded in the second quarter of 2012.

LOSS PER SHARE	21 Months Ended
Sep. 30, 2012
Notes
LOSS PER SHARE

NOTE 8 LOSS PER SHARE

Loss per share is computed by dividing the net income (loss) by the weighted average number of common shares outstanding during the period. Basic and diluted loss per share was the same for the three and nine months ended September 30, 2012 as well as for the three and nine months ended September 30, 2011.

COMMITMENTS AND CONTINGENCIES	21 Months Ended
Sep. 30, 2012
Notes
COMMITMENTS AND CONTINGENCIES

NOTE 9 COMMITMENTS AND CONTINGENCIES

Certain of the Company’s officers and directors are involved in other related business activities and most likely will become involved in other business activities in the future.

INCOME TAXES	21 Months Ended
Sep. 30, 2012
Notes
INCOME TAXES

NOTE 10 INCOME TAXES

For the nine months ended September 30, 2012 and 2011, the Company has incurred net losses and, therefore, has no tax liability. The net deferred tax asset generated by the loss carry-forward has been fully reserved. The cumulative net operating loss carry-forward is approximately $950,000 at September 30, 2012, and will begin to expire in the year 2025.

The provision for Federal income tax consists of the following at September 30:

	2012	2011
Federal income tax attributable to:
Current operations	$55,900	$30,000
Less: valuation allowance	(55,900)	(30,000)

The cumulative tax effect at the expected rate of 35% of significant items comprising our net deferred tax amount is as follows:

	2012	2011
Deferred tax asset attributable to:
Net operating loss carryover	$332,500	$290,000
Less: valuation allowance	(332,500)	(290,000)
Net deferred tax asset	$-	$-

The valuation allowance increased by $33,500 and $9,000 in the nine months September 30, 2012 and 2011, respectively.

Due to the change in ownership provisions of the Tax Reform Act of 1986, net operating loss carry forwards for federal income tax reporting purposes are subject to annual limitations. Should a change in ownership occur, net operating loss carry forwards may be limited as to use in future years.

RELATED PARTY TRANSACTIONS	21 Months Ended
Sep. 30, 2012
Notes
RELATED PARTY TRANSACTIONS

NOTE 11 RELATED PARTY TRANSACTIONS

The Company has received support from a party related through common ownership and directorship. All of the expenses herein have been borne by this entity on behalf of the Company and the direct vendor payments are treated as capital contributions in the accompanying financial statements.

In 2011 and 2012, the Company received proceeds from common stock issued by the above mentioned related party and also made direct disbursements to such related party’s vendors as a conduit. At year end, all amounts were cleared up with the related party.